Trading assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2013
Trading assets and liabilities
end of	2Q13	1Q13	4Q12	2Q12
Trading assets (CHF million)
Debt securities	116,923	132,709	135,871	160,166
Equity securities [1]	78,281	85,087	74,895	68,829
Derivative instruments [2]	39,240	33,312	33,208	42,014
Other	11,390	13,093	12,425	13,049
Trading assets	245,834	264,201	256,399	284,058
Trading liabilities (CHF million)
Short positions	49,214	52,348	51,303	67,239
Derivative instruments [2]	40,703	39,142	39,513	48,543
Trading liabilities	89,917	91,490	90,816	115,782
1 Including convertible bonds.
2 Amounts shown net of cash collateral receivables and payables.

Cash collateral receivables and payables
Cash collateral on derivative instruments

end of	2Q13	1Q13	4Q12	2Q12
Cash collateral – netted (CHF million) [1]
Cash collateral paid	31,514	35,137	36,662	39,816
Cash collateral received	28,102	31,626	33,373	37,637
Cash collateral – not netted (CHF million) [2]
Cash collateral paid	10,212	12,030	10,904	13,221
Cash collateral received	13,047	13,399	12,224	12,978
1 Recorded as cash collateral netting on derivative instruments in Note 20 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 17 – Other assets and other liabilities.